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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
         Mairs and Power Growth Fund, Inc.
         W-2062 First National Bank Bldg.
         332 Minnesota Street, St. Paul, MN  55101
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

         N/A

 ______________________________________________________________________________
 3. Investment Company Act File Number:   811-00802

    Securities Act File Number:             2-14290
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:
         December 31, 1996

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

         N/A                                                            / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

         N/A
 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             79,312.901 shares   $4,372,835.14
 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             84,613.549 shares   $4,948,864.73
 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:
              1,024,100.816 shares $64,656,521.32

  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                860,174.366 shares $55,334,821.45
 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                   0
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     $ 55,334,821.45
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +          0
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -  6,804,347.51
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +          0
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued    48,530,473.94
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x      1/3300
         Securities Act of 1933 or other applicable law or  ___________________
         regulation (see instruction C.8):                   $  14,706.20
   (vii) Fee due (line (i) or line (v) multiplied by        ___________________
         line (vi)):

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                       /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                     February 21, 1997
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ George A. Mairs III
                           -----------------------------------------------
                             George A. Mairs III, President
                           -----------------------------------------------

  Date  February 21, 1997


*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________
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                               BRIGGS AND MORGAN,
                            PROFESSIONAL ASSOCIATION
                                 2400 IDS Center
                             80 South Eighth Street
                             Minneapolis, MN  55402
                            Telephone (612) 334-8400


                                February 25, 1997




Mairs and Power Growth Fund, Inc.
W-2062 First National Bank Building
332 Minnesota Street
Saint Paul, MN  55101

     RE:  MAIRS AND POWER GROWTH FUND, INC.
          FORM 24F-2

Ladies and Gentlemen:

     We have acted as counsel to Mairs and Power Growth Fund, Inc. (the "Fund") in connection with certain securities registration matters. With respect to such matters, we refer to the Annual Notice of Securities Sold Pursuant to Rule 24f-2 (the "Form 24F-2") dated February 21, 1997, relating to the Registration Statement on Form N-1A (Reg. No. 2-14290) covering shares of the common stock, $.01 par value per share, of the Fund (the "Shares"). The Registration Statement was amended on February 23, 1996 to register an indefinite number of shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

     We have examined and relied upon copies of the Registration Statement and the Form 24F-2 and have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

     Based on the foregoing, we are of the opinion that the Shares for which the Form 24F-2 is being filed were duly authorized, legally issued, fully paid and nonassessable.

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Mairs and Power Growth Fund, Inc.
February 25, 1997
Page 2



     We hereby consent to the use of this opinion in connection with the filing of the Form 24F-2. This opinion is furnished to you solely for your benefit and may not be relied upon by any other person without our prior written consent. This opinion is rendered as of the date hereof, and we assume no obligation to advise you of any change, material or otherwise, occurring at any time after the date hereof in any matter discussed herein.


                                   Very truly yours,

                                   BRIGGS AND MORGAN,
                                   Professional Association


                                   By:  /s/ Christopher C. Cleveland
                                        ----------------------------------------
                                        Christopher C. Cleveland